Summary of Redeemable Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
Nov. 14, 2014
Temporary Equity Disclosure [Abstract]
Acquired percentage of the outstanding equity interest	13.42%
Total purchase consideration	$ 300